OTHER INTANGIBLE ASSETS, NET (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Amortization And Impairment Expenses Of Intangible Assets Continuing Operations	$ 735	$ 994	$ 967